Alfred Ayensu-Ghartey

Vice President and

Associate General Counsel

(212) 314-2777

alfred.ayensu-ghartey@equitable.com

September 9, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account 301 (the “Account”) Registration No.:

2-74667 and 811-03301 Equitable 300+ Series

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the semi-annual report, for the period ended June 30, 2025, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Advisors Trust – underlying funds:

1290 VT Small Cap Value

EQ/Core Plus Bond

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Capital Group Research

EQ/Common Stock Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/International Value Managed Volatility

EQ/Moderate Allocation

EQ/Money Market

Multimanager Aggressive Equity

Multimanager Technology

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105